UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: January 1, 2016 - March 31, 2017

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.79%
Australia - 2.76%
BHP Billiton Ltd.	79,500	$1,460,142
Sonic Healthcare Ltd.	250,000	4,224,922
		5,685,064

Canada - 5.60%
BCE, Inc.	62,700	2,775,729
Manulife Financial Corp.	274,020	4,861,115
Vermilion Energy, Inc.	103,400	3,877,548
		11,514,392

China - 0.99%
CNOOC Ltd.	1,702,000	2,032,369

France - 7.95%
BNP Paribas SA	64,650	4,305,715
Cie Generale des Etablissements Michelin	37,850	4,597,083
Engie SA	29,160	413,113
Sanofi	27,000	2,437,363
Total SA - Sponsored ADR	91,130	4,594,774
		16,348,048

Germany - 11.35%
Allianz SE	26,480	4,905,420
Deutsche Telekom AG	158,000	2,768,508
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,610	3,054,117
ProSiebenSat.1 Media SE	119,620	5,296,483
Siemens AG	53,480	7,325,543
		23,350,071

Hong Kong - 2.61%
BOC Hong Kong Holdings Ltd.	1,315,500	5,374,397

Indonesia - 0.05%
Telekomunikasi Indonesia Persero Tbk PT	320,000	99,178

Ireland - 2.27%
Smurfit Kappa Group PLC	175,600	4,666,401

Japan - 5.53%
Honda Motor Co. Ltd.	112,000	3,371,167
Japan Tobacco, Inc.	119,000	3,867,259
Nippon Telegraph & Telephone Corp.	96,730	4,128,815
		11,367,241

Netherlands - 4.03%
ING Groep NV	293,500	4,436,713

	Shares	Value (Note 1)
Netherlands (continued)
Unilever NV	77,410	$3,845,729
		8,282,442

Norway - 1.28%
Orkla ASA	294,350	2,636,267

Russia - 1.80%
MMC Norilsk Nickel PJSC - ADR	235,980	3,702,526

Singapore - 4.39%
Singapore Telecommunications Ltd.	995,000	2,788,290
United Overseas Bank Ltd.	394,500	6,235,404
		9,023,694

Sweden - 3.50%
Investor AB, Class B	170,931	7,195,368

Switzerland - 15.26%
ABB Ltd. - Sponsored ADR	287,950	6,738,030
Nestle SA	74,850	5,742,747
Novartis AG - Sponsored ADR	67,050	4,979,804
Roche Holding AG	20,250	5,171,417
UBS Group AG	272,460	4,360,339
Zurich Insurance Group AG	16,500	4,404,832
		31,397,169

Taiwan - 1.68%
Advanced Semiconductor Engineering, Inc.	2,700,000	3,448,134

United Kingdom - 21.74%
AstraZeneca PLC - Sponsored ADR	82,800	2,578,392
BAE Systems PLC	723,400	5,823,291
British American Tobacco PLC - Sponsored ADR	82,330	5,460,126
Diageo PLC	128,915	3,688,258
GlaxoSmithKline PLC	275,720	5,732,742
HSBC Holdings PLC	770,133	6,272,845
Imperial Brands PLC	65,100	3,154,075
Royal Dutch Shell PLC, Class B	98,700	2,701,382
Smiths Group PLC	289,000	5,862,212
SSE PLC	101,375	1,874,710
Vodafone Group PLC - Sponsored ADR	59,400	1,569,942
		44,717,975

TOTAL COMMON STOCKS
(Cost $157,945,112)		190,840,736

	Shares	Value (Note 1)
PREFERRED STOCK - 2.04%
Brazil - 2.04%
Telefonica Brasil SA	281,550	$4,187,366

TOTAL PREFERRED STOCK
(Cost $3,928,409)		4,187,366

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.84%
JPMorgan U.S. Government Money Fund, Institutional Class	0.570%	5,838,141	5,838,141

TOTAL SHORT TERM INVESTMENTS
(Cost $5,838,141)			5,838,141

TOTAL INVESTMENTS 97.67%
(Cost $167,711,662)			$200,866,243

Other Assets In Excess Of Liabilities and 2.33%			4,797,379

NET ASSETS 100.00%			$205,663,622

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	26.92%	$55,406,265
Industrials	12.52	25,749,076
Health Care	12.22	25,124,640
Consumer Staples	8.60	17,684,869
Consumer, Cyclical	6.46	13,264,733
Energy	6.42	13,206,073
Consumer, Non-cyclical	5.20	10,709,592
Telecommunication Services	3.52	7,233,139
Communications	3.36	6,897,323
Materials	2.51	5,162,668
Basic Materials	2.27	4,666,401
Technology	1.68	3,448,134
Utilities	1.11	2,287,823
TOTAL COMMON STOCKS	92.79	190,840,736

PREFERRED STOCK
Communications	2.04	4,187,366
TOTAL PREFERRED STOCK	2.04	4,187,366

SHORT TERM INVESTMENTS	2.84	5,838,141

TOTAL INVESTMENTS	97.67%	$200,866,243
Other Assets In Excess Of Liabilities	2.33	4,797,379
TOTAL NET ASSETS	100.00%	$205,663,622

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.74%
Aerospace & Defense - 4.31%
The Boeing Co.	187,600	$33,178,936
Raytheon Co.	322,935	49,247,588
		82,426,524

Auto Parts & Equipment - 1.81%
Adient PLC	35,325	2,567,068
Johnson Controls International PLC	758,730	31,957,707
		34,524,775

Communications Equipment - 5.44%
Cisco Systems, Inc.	1,947,685	65,831,753
Corning, Inc.	1,413,415	38,162,205
		103,993,958

Distillers & Vintners - 2.69%
Diageo PLC - Sponsored ADR	445,000	51,433,100

Distributors - 2.89%
Genuine Parts Co.	598,890	55,343,425

Diversified Banks - 7.66%
HSBC Holdings PLC - Sponsored ADR	837,600	34,190,832
JPMorgan Chase & Co.	770,000	67,636,800
Wells Fargo & Co.	801,000	44,583,660
		146,411,292

Diversified Chemicals - 3.43%
EI du Pont de Nemours & Co.	815,110	65,477,786

Electric Utilities - 3.33%
NextEra Energy, Inc.	496,625	63,751,751

Household Products - 6.27%
Kimberly-Clark Corp.	429,150	56,489,015
Unilever NV	1,276,000	63,391,680
		119,880,695

Industrial Conglomerates - 6.16%
3M Co.	309,700	59,254,901
General Electric Co.	1,963,870	58,523,326
		117,778,227

Integrated Oil & Gas - 9.12%
Chevron Corp.	554,850	59,574,244
ConocoPhillips	825,670	41,176,163
Exxon Mobil Corp.	520,000	42,645,200
Royal Dutch Shell PLC, Class B - Sponsored ADR	553,800	30,918,654
		174,314,261

	Shares	Value (Note 1)
Integrated Telecommunication - 2.82%
BCE, Inc.	1,217,400	$53,894,298

Integrated Telecommunication Services - 3.26%
AT&T, Inc.	1,500,500	62,345,775

Life & Health Insurance - 2.95%
MetLife, Inc.	1,069,150	56,472,503

Pharmaceuticals - 14.95%
AstraZeneca PLC - Sponsored ADR	1,366,500	42,552,810
Eli Lilly & Co.	466,050	39,199,465
Johnson & Johnson	517,390	64,440,924
Merck & Co., Inc.	821,600	52,204,464
Novartis AG - Sponsored ADR	521,370	38,722,150
Pfizer, Inc.	1,424,250	48,723,593
		285,843,406

Property & Casualty Insurance - 5.30%
Chubb Ltd.	379,025	51,642,156
The Travelers Cos., Inc.	412,400	49,710,696
		101,352,852

Semiconductors - 2.33%
Intel Corp.	1,232,650	44,461,686

Specialized REITs - 4.85%
HCP, Inc. - REIT	817,400	25,568,272
Welltower, Inc. - REIT	946,870	67,057,333
		92,625,605

Systems Software - 3.32%
Microsoft Corp.	962,560	63,394,202

Tobacco - 5.85%
Altria Group, Inc.	808,050	57,710,931
Philip Morris International, Inc.	479,950	54,186,355
		111,897,286

TOTAL COMMON STOCKS
(Cost $1,144,434,259)		1,887,623,407

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 1.03%
JPMorgan U.S. Government Money Fund, Institutional Class	0.570%	19,604,397	19,604,397

TOTAL SHORT TERM INVESTMENTS
(Cost $19,604,397)			19,604,397

7-Day Yield	Shares	Value (Note 1)
TOTAL INVESTMENTS 99.77%
(Cost $1,164,038,656)		$1,907,227,804

Other Assets In Excess Of Liabilities and 0.23%		4,359,708

NET ASSETS 100.00%		$1,911,587,512

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	15.91%	$304,236,647
Health Care	14.95	285,843,406
Consumer Staples	14.81	283,211,081
Information Technology	11.09	211,849,846
Industrials	10.47	200,204,751
Energy	9.12	174,314,261
Telecommunication Services	6.08	116,240,073
Financials REITS/Property	4.85	92,625,605
Consumer Discretionary	4.56	87,301,132
Materials	3.43	65,477,786
Utilities	3.33	63,751,751
Consumer, Cyclical	0.14	2,567,068
TOTAL COMMON STOCKS	98.74	1,887,623,407

SHORT TERM INVESTMENTS	1.03	19,604,397

TOTAL INVESTMENTS	99.77%	$1,907,227,804
Other Assets In Excess Of Liabilities	0.23	4,359,708
TOTAL NET ASSETS	100.00%	$1,911,587,512

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 87.84%
Aerospace & Defense - 3.09%
Orbital ATK, Inc.	1,300	$127,400

Airlines - 1.69%
JetBlue Airways Corp.(a)	3,380	69,662

Auto Parts & Equipment - 3.38%
Motorcar Parts of America, Inc.(a)	4,525	139,053

Commercial Services - 8.85%
Aaron's, Inc.	2,550	75,837
Robert Half International, Inc.	2,700	131,841
Team, Inc.(a)	5,790	156,619
		364,297

Computer Hardware - 2.37%
Avnet, Inc.	2,130	97,469

Construction & Engineering - 4.45%
Quanta Services, Inc.(a)	4,940	183,323

Electronic Equipment & Instruments - 9.23%
Babcock & Wilcox Enterprises, Inc.(a)	12,200	113,948
Orbotech Ltd.(a)	3,900	125,775
VeriFone Systems, Inc.(a)	7,480	140,100
		379,823

Healthcare-Services - 6.82%
Capital Senior Living Corp.(a)	9,060	127,384
The Ensign Group, Inc.	8,160	153,408
		280,792

Household Products/Wares - 3.23%
Helen of Troy Ltd.(a)	1,410	132,822

Insurance - 4.11%
Assured Guaranty Ltd.	1,115	41,378
United Insurance Holdings Corp.	8,000	127,600
		168,978

Leisure Time - 1.15%
Vista Outdoor, Inc.(a)	2,300	47,357

Machinery-Diversified - 3.32%
AGCO Corp.	2,270	136,609

Media - 3.12%
AMC Networks, Inc., Class A(a)	2,190	128,509

	Shares	Value (Note 1)
Multi-Line Insurance - 2.12%
WR Berkley Corp.	1,235	$87,228

Oil & Gas Exploration & Production - 3.59%
Cimarex Energy Co.	1,235	147,570

Oil & Gas Services - 1.99%
Oceaneering International, Inc.	3,020	81,782

Regional Banks - 9.84%
Bank of the Ozarks, Inc.	2,385	124,044
CVB Financial Corp.	3,140	69,363
First Bancorp/Southern Pines, NC	3,535	103,540
National Bank Holdings Corp., Class A	3,320	107,900
		404,847

Retail - 2.13%
Sonic Automotive, Inc., Class A	4,380	87,819

Savings & Loans - 6.35%
HomeStreet, Inc.(a)	4,950	138,353
United Community Financial Corp.	14,750	123,015
		261,368

Software - 3.02%
Verint Systems, Inc.(a)	2,865	124,269

Technology - 3.99%
Quality Systems, Inc.(a)	10,785	164,363

TOTAL COMMON STOCKS
(Cost $3,041,047)		3,615,340

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 12.85%
JPMorgan U.S. Government Money Fund, Institutional Class	0.570%	528,904	528,904

TOTAL SHORT TERM INVESTMENTS
(Cost $528,904)			528,904

TOTAL INVESTMENTS 100.69%
(Cost $3,569,951)			$4,144,244

Liabilities In Excess Of Other Assets ((0.69)%)			(28,598)

NET ASSETS 100.00%			$4,115,645

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	22.42%	$922,421
Industrials	19.56	805,454
Health Care	10.81	445,155
Technology	9.48	390,144
Consumer, Non-cyclical	8.19	337,168
Consumer, Cyclical	6.66	274,229
Energy	5.58	229,352
Information Technology	5.14	211,417
TOTAL COMMON STOCKS	87.84	3,615,340

SHORT TERM INVESTMENTS	12.85	528,904

TOTAL INVESTMENTS	100.69%	$4,144,244
Liabilities in Excess of Other Assets	(0.69)	(28,599)
TOTAL NET ASSETS	100.00%	$4,115,645

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.80%
Aerospace & Defense - 5.17%
The Boeing Co.	4,400	$778,184
Raytheon Co.	6,350	968,375
		1,746,559

Agriculture - 3.18%
Archer-Daniels-Midland Co.	23,350	1,075,034

Auto Parts & Equipment - 2.62%
Adient PLC	987	71,725
BorgWarner, Inc.	9,500	397,005
Johnson Controls International PLC	9,877	416,019
		884,749

Communications Equipment - 3.26%
Cisco Systems, Inc.	32,600	1,101,880

Diversified Banks - 9.46%
Citigroup, Inc.	17,100	1,022,922
JPMorgan Chase & Co.	12,600	1,106,784
Wells Fargo & Co.	19,200	1,068,672
		3,198,378

Electronics - 2.52%
Arrow Electronics, Inc.(a)	11,600	851,556

Gold - 2.26%
Newmont Mining Corp.	23,200	764,672

Health Care Equipment - 2.78%
Medtronic PLC	11,660	939,330

Heavy Electrical Equipment - 2.10%
ABB Ltd. - Sponsored ADR	30,350	710,190

Household Products - 1.91%
Unilever NV	12,990	645,343

Industrial Conglomerates - 2.55%
3M Co.	4,500	860,985

Integrated Oil & Gas - 4.75%
Chevron Corp.	9,750	1,046,858
ConocoPhillips	11,220	559,541
		1,606,399

Integrated Telecommunication Services - 2.67%
AT&T, Inc.	21,700	901,635

	Shares	Value (Note 1)
Investment Banking & Brokerage - 1.93%
Morgan Stanley	15,200	$651,168

Life & Health Insurance - 2.10%
MetLife, Inc.	13,480	712,014

Life Sciences Tools & Services - 2.04%
Thermo Fisher Scientific, Inc.	4,500	691,200

Managed Health Care - 2.73%
Aetna, Inc.	7,250	924,737

Miscellaneous Manufacturing - 3.38%
Siemens AG - Sponsored ADR	16,700	1,143,950

Movies & Entertainment - 2.31%
The Walt Disney Co.	6,900	782,391

Oil & Gas Equipment & Services - 2.34%
Halliburton Co.	16,050	789,820

Oil & Gas Exploration & Production - 1.78%
Devon Energy Corp.	14,415	601,394

Pharmaceuticals - 12.04%
GlaxoSmithKline PLC - Sponsored ADR	13,800	581,808
Johnson & Johnson	5,915	736,713
Mallinckrodt PLC(a)	1,477	65,830
Merck & Co., Inc.	15,150	962,631
Novartis AG - Sponsored ADR	9,600	712,992
Pfizer, Inc.	29,550	1,010,906
		4,070,880

Property & Casualty Insurance - 8.41%
The Allstate Corp.	8,600	700,814
Chubb Ltd.	8,306	1,131,692
The Travelers Cos., Inc.	8,400	1,012,536
		2,845,042

Regional Banks - 2.76%
BB&T Corp.	20,850	931,995

Systems Software - 5.75%
Microsoft Corp.	15,850	1,043,881
Oracle Corp.	20,200	901,122
		1,945,003

TOTAL COMMON STOCKS
(Cost $22,530,143)		31,376,304

7-Day Yield		Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 7.12%
JPMorgan U.S. Government Money Fund, Institutional Class	0.570%	2,406,177	$2,406,177

TOTAL SHORT TERM INVESTMENTS
(Cost $2,406,177)			2,406,177

TOTAL INVESTMENTS 99.92%
(Cost $24,936,320)			$33,782,481

Other Assets In Excess Of Liabilities and 0.08%			25,865

NET ASSETS 100.00%			$33,808,346

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	24.66%	$8,338,597
Health Care	19.59	6,626,147
Industrials	13.20	4,461,684
Information Technology	9.01	3,046,883
Energy	8.87	2,997,613
Consumer Discretionary	4.72	1,595,415
Consumer, Non-cyclical	3.18	1,075,034
Telecommunication Services	2.67	901,635
Technology	2.52	851,556
Materials	2.26	764,672
Consumer Staples	1.91	645,343
Consumer, Cyclical	0.21	71,725
TOTAL COMMON STOCKS	92.80	31,376,304

SHORT TERM INVESTMENTS	7.12	2,406,177

TOTAL INVESTMENTS	99.92%	$33,782,481
Other Assets In Excess Of Liabilities	0.08	25,865
TOTAL NET ASSETS	100.00%	$33,808,346

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 89.32%
Austria - 1.75%
Erste Group Bank AG	153,900	$5,011,615

Brazil - 8.80%
AES Tiete Energia SA	993,462	4,344,373
AMBEV SA - ADR	432,430	2,490,797
BM&F Bovespa SA - Bolsa de Valores Mercadorias e Futuros	781,800	4,817,263
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	738,580	7,688,618
Telefonica Brasil SA - ADR	395,250	5,869,462
		25,210,513

Cambodia - 0.56%
NagaCorp Ltd.	2,800,000	1,599,691

Chile - 0.44%
Vina Concha y Toro SA	745,970	1,268,276

China - 3.49%
CNOOC Ltd.	4,502,000	5,375,868
Great Wall Motor Co. Ltd., Class H	4,067,000	4,631,403
		10,007,271

Czech Republic - 1.33%
Moneta Money Bank AS(a)(b)(c)	1,128,450	3,822,393

Greece - 1.30%
OPAP SA	399,800	3,727,671

Hong Kong - 14.92%
AIA Group Ltd.	1,310,000	8,259,667
China Everbright Ltd.	2,324,000	4,688,968
China Mobile Ltd. - Sponsored ADR	106,465	5,880,062
Greatview Aseptic Packaging Co. Ltd.	1,700,000	850,929
Sands China Ltd.	1,117,000	5,174,291
Times Property Holdings Ltd.	2,900,000	2,052,371
Value Partners Group Ltd.	7,013,850	6,678,568
WH Group Ltd.(b)(c)	1,850,000	1,594,930
Xinhua Winshare Publishing and Media Co. Ltd., Class H	2,180,000	1,983,221
Xinyi Glass Holdings Ltd.	3,200,000	2,816,445
Xtep International Holdings Ltd.	7,065,000	2,781,818
		42,761,270

Hungary - 1.52%
Magyar Telekom Telecommunications PLC(a)	2,616,250	4,340,967

India - 3.27%
ICICI Bank Ltd. - Sponsored ADR	788,750	6,783,250

	Shares	Value (Note 1)
India (continued)
RHT Health Trust	4,072,200	$2,590,884
		9,374,134

Indonesia - 5.10%
Bank Rakyat Indonesia Persero Tbk PT	4,050,000	3,943,473
Gudang Garam Tbk PT	863,300	4,245,074
Semen Indonesia Persero Tbk PT	3,633,200	2,453,852
Telekomunikasi Indonesia Persero Tbk PT	12,775,000	3,959,382
		14,601,781

Israel - 2.60%
Elbit Systems Ltd.	65,050	7,445,060

Mexico - 1.45%
PLA Administradora Industrial S de RL de CV - REIT	2,554,250	4,167,893

Poland - 1.26%
Asseco Poland SA	262,774	3,598,010

Russia - 9.86%
Globaltrans Investment PLC - Sponsored GDR(b)	758,337	5,460,026
Lukoil PJSC - Sponsored ADR	162,300	8,595,408
MMC Norilsk Nickel PJSC - ADR	259,190	4,074,467
Mobile Telesystems PJSC - Sponsored ADR	375,700	4,143,971
Moscow Exchange MICEX-RTS PJSC	892,800	1,769,022
Sberbank of Russia PJSC - Sponsored ADR	365,700	4,220,178
		28,263,072

Singapore - 1.31%
Ascendas India Trust	4,663,900	3,750,858

South Africa - 0.86%
The Bidvest Group Ltd.	44,650	512,088
Remgro Ltd.	126,800	1,947,803
		2,459,891

South Korea - 8.88%
Hanon Systems	416,374	3,455,201
Hyundai Motor Co.	21,590	3,040,709
KT&G Corp.	55,000	4,795,225
Macquarie Korea Infrastructure Fund	425,000	3,161,942
Samsung Electronics Co. Ltd.	5,970	10,997,228
		25,450,305

Sri Lanka - 0.47%
Hatton National Bank PLC	905,049	1,340,351

Taiwan - 16.26%
Advanced Semiconductor Engineering, Inc.	4,168,856	5,323,990

	Shares	Value (Note 1)
Taiwan (continued)
Asian Pay Television Trust	6,420,000	$2,134,110
CTCI Corp.	2,660,000	4,646,288
Ibase Technology, Inc.	1,838,332	3,895,683
King Yuan Electronics Co. Ltd.	2,400,000	2,214,715
Largan Precision Co. Ltd.	43,000	6,773,997
Mega Financial Holding Co. Ltd.	4,600,000	3,714,262
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	275,800	9,057,272
Win Semiconductors Corp.	757,649	3,370,936
Wistron NeWeb Corp.	1,943,000	5,462,236
		46,593,489

Thailand - 1.22%
Major Cineplex Group PCL	3,522,200	3,485,043

Turkey - 1.14%
Arcelik AS	524,000	3,267,025

Vietnam - 1.53%
Military Commercial Joint Stock Bank	9,555	6,446
Saigon Securities, Inc.	4,180,000	4,381,147
		4,387,593

TOTAL COMMON STOCKS
(Cost $221,618,425)		255,934,172

	Shares	Value (Note 1)
PARTICIPATORY NOTES - 8.75%
China - 2.57%
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	4,165,000	7,360,880

India - 6.18%
Coal India Ltd. (Issued by Morgan Stanley), Expires 01/07/2019	780,000	3,515,316
Indiabulls Housing Finance Ltd. (Issued by Morgan Stanley), Expires 11/28/2018	564,366	8,671,689
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 10/23/2017	1,821,508	5,534,512
		17,721,517

TOTAL PARTICIPATORY NOTES
(Cost $20,960,749)		25,082,397

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.13%
JPMorgan U.S. Government Money Fund, Institutional Class	0.570%	6,096,623	$6,096,623

TOTAL SHORT TERM INVESTMENTS
(Cost $6,096,623)			6,096,623

TOTAL INVESTMENTS 100.20%
(Cost $248,675,797)			$287,113,192

Liabilities In Excess Of Other Assets ((0.20)%)			(577,859)

NET ASSETS 100.00%			$286,535,333

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2017, the aggregate market value of those securities was $10,877,348, which represents approximately 3.80% of net assets.
(c)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2017, these securities had an aggregate value of $5,417,322 or 1.89% of net assets.

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Financials	23.31%	$66,785,026
Technology	9.01	25,802,552
Consumer, Cyclical	8.73	25,023,381
Information Technology	8.69	24,891,515
Industrials	6.98	20,011,265
Energy	4.87	13,971,276
Utilities	4.20	12,032,991
Consumer Discretionary	3.82	10,939,137
Communications	3.50	10,013,433
Telecommunication Services	3.43	9,839,444
Consumer, Non-cyclical	3.35	9,599,077
Materials	2.58	7,379,248
Consumer Staples	1.67	4,795,225
Telecommunications	1.52	4,340,967
Real Estate Investment Trusts	1.45	4,167,893
Financials REITS/Property	1.31	3,750,858
Health Care	0.90	2,590,884
TOTAL COMMON STOCKS	89.32	255,934,172

PARTICIPATORY NOTES
Financials	3.02	8,671,689
Consumer Discretionary	2.57	7,360,880
Utilities	1.93	5,534,512
Energy	1.23	3,515,316
TOTAL PARTICIPATORY NOTES	8.75	25,082,397

SHORT TERM INVESTMENTS	2.13	6,096,623

TOTAL INVESTMENTS	100.20%	$287,113,192
Liabilities in Excess of Other Assets	(0.20)	(577,859)
TOTAL NET ASSETS	100.00%	$286,535,333

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.55%
Aerospace & Defense - 1.51%
The Boeing Co.	1,000	$176,860

Auto Parts & Equipment - 3.00%
Johnson Controls International PLC	8,350	351,702

Communications Equipment - 5.00%
Cisco Systems, Inc.	12,150	410,670
Corning, Inc.	6,500	175,500
		586,170

Distributors - 2.01%
Genuine Parts Co.	2,550	235,646

Diversified Banks - 6.74%
HSBC Holdings PLC - Sponsored ADR	7,150	291,863
JPMorgan Chase & Co.	2,350	206,424
Wells Fargo & Co.	5,250	292,215
		790,502

Diversified Chemicals - 2.50%
EI du Pont de Nemours & Co.	3,650	293,205

Electric - 7.04%
Edison International	5,200	413,972
PPL Corp.	11,000	411,290
		825,262

Household Products - 3.75%
Unilever NV	8,850	439,668

Industrial Conglomerates - 5.74%
General Electric Co.	12,750	379,950
Honeywell International, Inc.	2,350	293,445
		673,395

Integrated Oil & Gas - 10.65%
Chevron Corp.	2,200	236,214
ConocoPhillips	6,350	316,674
Exxon Mobil Corp.	4,200	344,442
Royal Dutch Shell PLC, Class B - Sponsored ADR	6,300	351,729
		1,249,059

Integrated Telecommunication Services - 3.46%
AT&T, Inc.	9,750	405,112

Life & Health Insurance - 1.99%
MetLife, Inc.	4,420	233,464

	Shares	Value (Note 1)
Pharmaceuticals - 16.20%
AstraZeneca PLC - Sponsored ADR	7,500	$233,550
GlaxoSmithKline PLC - Sponsored ADR	6,900	290,904
Johnson & Johnson	3,050	379,877
Merck & Co., Inc.	4,160	264,326
Novartis AG - Sponsored ADR	5,900	438,193
Pfizer, Inc.	8,550	292,496
		1,899,346

Property & Casualty Insurance - 6.00%
Chubb Ltd.	2,600	354,250
The Travelers Cos., Inc.	2,900	349,566
		703,816

Semiconductors - 2.52%
Intel Corp.	8,200	295,774

Specialized REITs - 6.49%
HCP, Inc. - REIT	11,200	350,336
Welltower, Inc. - REIT	5,800	410,756
		761,092

Systems Software - 1.99%
Microsoft Corp.	3,550	233,803

Telecommunications - 3.72%
Verizon Communications, Inc.	8,950	436,313

Tobacco - 5.24%
Altria Group, Inc.	4,500	321,390
Philip Morris International, Inc.	2,600	293,540
		614,930

TOTAL COMMON STOCKS
(Cost $11,021,029)		11,205,119

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 8.18%
JPMorgan U.S. Government Money Fund, Institutional Class	0.570%	959,366	959,366

TOTAL SHORT TERM INVESTMENTS
(Cost $959,366)			959,366

TOTAL INVESTMENTS 103.73%
(Cost $11,980,395)			$12,164,485

Liabilities In Excess Of Other Assets ((3.73)%)			(437,513)

NET ASSETS 100.00%			$11,726,972

7-Day Yield	Shares	Value (Note 1)

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value

CALL OPTIONS WRITTEN (0.40%)
AstraZeneca PLC, Expires April, 2017, Exercise Price $32.00	(71)	$(1,775)
ConocoPhillips, Expires April, 2017, Exercise Price $46.50	(30)	(10,500)
Corning, Inc., Expires April, 2017, Exercise Price $28.00	(59)	(767)
Edison International, Expires April, 2017, Exercise Price $80.00	(25)	(2,500)
EI du Pont de Nemours & Co., Expires April, 2017, Exercise Price $82.50	(34)	(1,938)
HCP, Inc. - REIT, Expires April, 2017, Exercise Price $30.00	(47)	(5,969)
Honeywell International, Inc., Expires April, 2017, Exercise Price $125.00	(22)	(4,334)
HSBC Holdings PLC, Expires April, 2017, Exercise Price $41.50	(33)	(941)
Johnson & Johnson, Expires April, 2017, Exercise Price $127.00	(27)	(1,620)
Johnson Controls International PLC, Expires April, 2017, Exercise Price $43.00	(41)	(1,517)
Merck & Co., Inc., Expires April, 2017, Exercise Price $65.00	(33)	(759)
MetLife, Inc., Expires April, 2017, Exercise Price $54.00	(41)	(2,132)
Microsoft Corp., Expires April, 2017, Exercise Price $65.50	(33)	(3,201)
Philip Morris International, Inc., Expires April, 2017, Exercise Price $113.00	(25)	(4,700)
Unilever NV, Expires April, 2017, Exercise Price $50.00	(42)	(3,780)
Wells Fargo & Co., Expires April, 2017, Exercise Price $59.00	(23)	(322)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $40,367)		(46,755)

TOTAL WRITTEN OPTIONS
(Premiums received $40,367)		$(46,755)

Sector	% of Net	Value
Diversification	Assets	(Note 1)
COMMON STOCKS
Health Care	16.20%	$1,899,346
Financials	14.73	1,727,782
Energy	10.65%	$1,249,059
Information Technology	9.51	1,115,747
Consumer Staples	8.99	1,054,598
Industrials	7.25	850,255
Utilities	7.04	825,262
Financials REITS/Property	6.49	761,092
Consumer Discretionary	5.01	587,348
Communications	3.72	436,313
Telecommunication Services	3.46	405,112
Materials	2.50	293,205
TOTAL COMMON STOCKS	95.55	11,205,119

SHORT TERM INVESTMENTS	8.18	959,366
WRITTEN OPTION
Utilities	(0.02)	(2,500)
Basic Materials	(0.02)	(1,938)
Financials	(0.03)	(3,395)
Technology	(0.03)	(3,201)
Health Care	(0.03)	(4,154)
Financials REITS/Property	(0.05)	(5,969)
Industrials	(0.06)	(6,618)
Consumer, Non-cyclical	(0.07)	(8,480)
Energy	(0.09)	(10,500)
TOTAL WRITTEN OPTION	(0.40)	(46,755)

TOTAL INVESTMENTS	103.33%	$12,117,730
Liabilities in Excess of Other Assets	(3.33)	(390,758)
TOTAL NET ASSETS	100.00%	$11,726,972

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2017 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2017 all written option contracts held are exchange-traded.

The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2017 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$190,840,736	$–	$–	$190,840,736
Preferred Stocks	4,187,366	–	–	4,187,366
Short Term Investments	5,838,141	–	–	5,838,141
Total	$200,866,243	$–	$–	$200,866,243

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,887,623,407	$–	$–	$1,887,623,407
Short Term Investments	19,604,397	–	–	19,604,397
Total	$1,907,227,804	$–	$–	$1,907,227,804

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$3,615,340	$–	$–	$3,615,340
Short Term Investments	528,904	–	–	528,904
Total	$4,144,244	$–	$–	$4,144,244

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$31,376,304	$–	$–	$31,376,304
Short Term Investments	2,406,177	–	–	2,406,177
Total	$33,782,481	$–	$–	$33,782,481

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)	$255,934,172	$–	$–	$255,934,172
Participatory Notes	–	25,082,397	–	25,082,397
Short Term Investments	6,096,623	–	–	6,096,623
Total	$262,030,795	$25,082,397	$–	$287,113,192

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$11,205,119	$–	$–	$11,205,119
Short Term Investments	959,366	–	–	959,366
Total	$12,164,485	$–	$–	$12,164,485
Other Financial Instruments
Liabilities
Written Options	$(46,755)	–	–	$(46,755)
Total	$(46,755)	–	–	$(46,755)

(1)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 for the period ended March 31, 2017 were as follows:

	Level 1		Level 2
Cullen International High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$128,009,291	$-	$-	$(128,009,291)
Total	$128,009,291	$-	$-	$(128,009,291)

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$146,823,927	$-	$-	$(146,823,927)
Total	$146,823,927	$-	$-	$(146,823,927)

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the period ended March 31, 2017:

Cullen Enhanced Equity Income Fund
	Written Call Options
	Contracts	Premiums
Outstanding, June 30, 2016	262	$16,783
Positions opened	3,535	215,846
Closed	(60)	(3,232)
Exercised	(1,482)	(88,544)
Expired	(1,669)	(100,486)
Outstanding, March 31, 2017	586	$40,367
Market Value, March 31, 2017		$(46,755)

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of March 31, 2017, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Cullen International High Dividend Fund	$34,368,470	$(2,757,245)	$31,611,225	$169,255,018
Cullen High Dividend Equity Fund	747,471,666	(4,293,014)	743,178,652	1,164,049,152
Cullen Small Cap Value Fund	695,173	(120,880)	574,293	3,569,951
Cullen Value Fund	8,779,178	(242,175)	8,537,003	25,245,478
Cullen Emerging Markets High Dividend Fund	41,695,777	(6,183,048)	35,512,729	251,600,463
Cullen Enhanced Equity Income Fund	291,051	(178,522)	112,529	12,051,956

Note 3- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	May 30, 2017